   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2000
                                                        REGISTRATION NO. 2-67087
                                                                       811-3031
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ---------------------

                                   FORM N-1A

                            REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                 [X]
                           PRE-EFFECTIVE AMENDMENT NO.                   [ ]
                         POST-EFFECTIVE AMENDMENT NO. 25                 [X]
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                            [X]
                                AMENDMENT NO. 26                         [X]

                             ---------------------

                           MORGAN STANLEY DEAN WITTER
                          TAX-FREE DAILY INCOME TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)


      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600


                               BARRY FINK, ESQ.
                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                             ---------------------

                                   COPY TO:

                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                           NEW YORK, NEW YORK 10019

                             ---------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.


 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                         immediately upon filing pursuant to paragraph (b)
                    ---
                     X   on February 28, 2000 pursuant to paragraph (b)
                    ---
                         60 days after filing pursuant to paragraph (a)
                    ---
                         on (date) pursuant to paragraph (a) of rule 485.
                    ---


            AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             PROSPECTUS - FEBRUARY 28, 2000



Morgan Stanley Dean Witter

              ----------------------------------------------------------------


                           TAX-FREE DAILY INCOME TRUST



      A MONEY MARKET FUND THAT SEEKS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME
                           EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH
                                           STABILITY OF PRINCIPAL AND LIQUIDITY



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of
            this Prospectus. Any representation to the contrary is a
                               criminal offense.

Contents


The Fund                    Investment Objective..............................1
                            Principal Investment Strategies...................1
                            Principal Risks...................................2
                            Past Performance..................................3
                            Fees and Expenses.................................4
                            Fund Management...................................5
Shareholder Information     Pricing Fund Shares...............................6
                            How to Buy Shares.................................6
                            How to Exchange Shares............................9
                            How to Sell Shares...............................11
                            Distributions....................................13
                            Tax Consequences.................................14
Financial Highlights         ................................................15
Financial Statements-
December 31, 1999            ................................................16
Our Family of Funds          ................................ Inside Back Cover

                            This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference.

The Fund


[GRAPHIC OMITTED]


      INVESTMENT OBJECTIVE
--------------------------------

          Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund") is a money market fund that seeks to provide as high a level of daily income exempt from federal income tax as is consistent with stability of principal and liquidity.





[GRAPHIC OMITTED]


      PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------
                         The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

[sidebar open]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
[end sidebar]

[sidebar open]
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[end sidebar]


                         Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. The general obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. The Fund's municipal obligation investments may include zero coupon securities, which are purchased at a discount and accrue interest but make no interest payment until maturity. The Fund may invest up to 20% of its assets in taxable money market securities or in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income.


          The Fund has a fundamental policy of investing at least 80% of its total assets in securities the interest on which is exempt from federal income tax, and which are not subject to the federal "alternative minimum tax." The fundamental policy may not be changed without shareholder approval.

[GRAPHIC OMITTED]




      PRINCIPAL RISKS
--------------------------
          There is no assurance that the Fund will achieve its investment objective.

          Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

          Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

          The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short maturities.

          Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[GRAPHIC OMITTED]


      PAST PERFORMANCE
----------------------------
          The bar chart and table below provide some indication of the risks of investing in the fund. The Fund's past performance does not indicate how the Fund will perform in the future.


                         ANNUAL TOTAL RETURNS -- CALENDAR YEARS


[BAR CHART OMITTED]

1990    5.48%
1991    4.02%
1992    2.39%
1993    1.85%
1994    2.25%
1995    3.22%
1996    2.83%
1997    2.98%
1998    2.80%
1999    2.53%

          During the periods shown in the bar chart, the highest return for a calendar quarter was 1.40% (quarter ended December 31, 1990) and the lowest return for a calendar quarter was 0.43% (quarter ended March 31, 1994).


[sidebar open]

ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.

[end sidebar]


[sidebar open]
AVERAGE ANNUAL
TOTAL RETURNS
This table shows the Fund's average annual returns.


[end sidebar]

 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-------------------------------------------------------------------------------



                                    Past 1 Year     Past 5 Years     Past 10 Years
-----------------------------------------------------------------------------------
  Tax-Free Daily Income Trust       2.53%           2.87%            3.03%
-----------------------------------------------------------------------------------

[GRAPHIC OMITTED]


      FEES AND EXPENSES
-----------------------------

          The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees.



  Annual Fund Operating Expenses
------------------------------------------------------------
  Management fee                            0.50%
------------------------------------------------------------
  Distribution and service (12b-1) fees     0.10%
------------------------------------------------------------
  Other expenses                            0.13%
------------------------------------------------------------
  Total annual Fund operating expenses      0.73%
------------------------------------------------------------

[sidebar open]

ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted
from the Fund's assets and are
based on expenses paid for the
fiscal year ended December 31,
1999.

[end sidebar]
          Example

          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

--------------------------------------------------------------------
       1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------
       $74        $233        $405        $904
--------------------------------------------------------------------

[GRAPHIC OMITTED]


       FUND MANAGEMENT
----------------------------
                         The Fund has retained the Investment Manager - Morgan Stanley Dean Witter Advisors Inc. - to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.
[sidebar open]

MORGAN STANLEY DEAN
WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, had approximately $145 billion in assets under management as of January 31, 2000.

[end sidebar]

                         The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended December 31, 1999 the Fund accrued total compensation to the Investment Manager amounting to 0.50% of the Fund's average daily net assets.

Shareholder Information


[GRAPHIC OMITTED]


       PRICING FUND SHARES
-------------------------------
          The price of Fund shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.



          The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.





[GRAPHIC OMITTED]


      HOW TO BUY SHARES
------------------------------

                         You may open a new account to buy Fund shares or buy additional Fund shares for an existing account in several ways. When you buy Fund shares, the shares are purchased at the next share price calculated after we receive your investment in proper form accompanied by federal or other immediately available funds. You begin earning dividends the business day after the shares are purchased. We reserve the right to reject any order for the purchase of Fund shares.

[sidebar open]
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (877) 937-MSDW (toll-free) for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at:
www.msdw.com/individual/funds

[end sidebar]


MINIMUM INVESTMENT AMOUNTS
------------------------------------------

                         Minimum Investment
                     ----------------------------
Investment Options      Initial      Additional
-------------------------------------------------
  Regular Accounts:     $5,000         $100
  EasyInvest(SM)          Not
                       Available       $100
  (Automatically from your checking or
   savings account)
-------------------------------------------------



          There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

 INVESTMENT
 OPTIONS              PROCEDURES
--------------------- -----------------------------------------------------------------------------------------
  Contact Your        New Accounts and Subsequent Investments
  Financial Advisor   You may buy Fund shares by contacting your Morgan Stanley Dean Witter Financial
[GRAPHIC OMITTED]     Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund.
---------------------------------------------------------------------------------------------------------------
  By Mail             New Accounts
[GRAPHIC OMITTED]     To open a new account to buy Fund shares:
                       o  Complete and sign the attached Application.
                       o  Make out a check for the investment amount to: Morgan Stanley Dean Witter
                          Tax-Free Daily Income Trust.
                       o  Mail the Application and check to Morgan Stanley Dean
                          Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.
                      -----------------------------------------------------------------------------------------
                      Subsequent Investments
                      To buy additional shares for an existing Fund account:
                       o  Write a "letter of instruction" to the Fund
                          specifying the name(s) on the account, the account number
                          and the social security or tax identification number, and
                          the additional investment amount. The letter must be
                          signed by the account owner(s).
                       o  Make out a check for the investment amount to: Morgan Stanley Dean Witter
                          Tax-Free Daily Income Trust.
                       o  Mail the letter and check to Morgan Stanley Dean
                          Witter Trust FSB at the same address as for new accounts.
---------------------------------------------------------------------------------------------------------------
  By Wire             New Accounts
                      To open a new account to buy Fund shares:
                       o  Mail the attached Application, completed and signed,
                          to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040,
                          Jersey City, NJ 07303.
                       o  Before sending instructions by wire, call us at (800)
                          869-NEWS advising us of your purchase and to confirm we
                          have received your Application (at that time we will
                          provide you with a new account number).
                       o  Wire the instructions specifying the name of the Fund
                          and your account number, along with the additional
                          investment amount, to The Bank of New York, for credit to
                          the account of "Morgan Stanley Dean Witter Trust FSB,
                          Harborside Financial Center, Plaza Two, Jersey City, NJ
                          07303, Account No. 8900188413."
                      (When you buy Fund shares, wire purchase instructions
                      received by Morgan Stanley Dean Witter Trust FSB prior to
                      12:00 noon Eastern time are normally effective that day
                      and wire purchase instructions received after 12:00 noon
                      are normally effective the next business day.)
                      -----------------------------------------------------------------------------------------

 Investment
 Options            Procedures
------------------- -------------------------------------------------------------------------------------
  By Wire,            Subsequent Investments
  continued           To buy additional shares for an existing Fund account:
                       o  Before sending instructions by wire, call us at (800) 869-NEWS advising us of your purchase.
                       o  Wire the instructions specifying the name of the Fund and your account number, along with the investment amount, to The Bank of New York, for credit to the account of Morgan Stanley Dean Witter Trust FSB in the same manner as opening an account.
                      (Also, when you buy additional Fund shares, wire purchase
                      instructions received by Morgan Stanley Dean Witter Trust
                      FSB prior to 12:00 noon Eastern time are normally
                      effective that day and wire purchase instructions received after 12:00 noon are normally effective the next business
                      day.)
                      -------------------------------------------------------------------------------------
EasyInvest(SM)        New Accounts
(Automatically        This program is not available to open a new Fund account or a new account of another
from your             Money Market Fund.
checking or           -------------------------------------------------------------------------------------
savings account)      Subsequent Investments
[GRAPHIC OMITTED]     EasyInvest(SM) is a purchase plan that allows you to transfer money automatically from your checking or savings account to an existing Fund account on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean
                      Witter Financial Advisor for further information about this service.

                      -------------------------------------------------------------------------------------



          Additional Purchase Information. If you are a customer of Dean Witter Reynolds or another authorized dealer of Fund shares, you may upon request: (a) have the proceeds from the sale of listed securities invested in Fund shares the day after you receive the proceeds; and
          (b) pay for the purchase of certain listed securities by automatic sale of Fund shares that you own. If you are a customer of Dean Witter Reynolds or another authorized dealer of the Fund's shares, you may have cash balances in your securities account of $1,000 or more automatically invested in shares of the Fund on the next business day after the balance is accrued in your account. Cash balances of less than $1,000 may be automatically invested in Fund shares on a weekly basis.


          Plan of Distribution. The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of Fund shares. It also allows the Fund to pay for services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[GRAPHIC OMITTED]


      HOW TO EXCHANGE SHARES
------------------------------------

          Permissible Fund Exchanges. You may only exchange shares of the Fund for shares of other continuously offered Morgan Stanley Dean Witter Funds if the Fund shares were acquired in an exchange of shares initially purchased in a Multi-Class Fund or an FSC Fund (subject to a front-end sales charge). In that case, the shares may be subsequently re-exchanged for shares of the same Class of any Multi-Class Fund or FSC Fund or for shares of another Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust. Of course, if an exchange is not permitted, you may sell shares of the Fund and buy another Fund's shares with the proceeds.


          See the inside back cover of this Prospectus for each Morgan Stanley Dean Witter fund's designation as a Multi-Class Fund, FSC Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's prospectus for its designation. For purposes of exchanges, shares of FSC Funds are treated as Class A shares of a Multi-Class Fund.


          The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investing. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.



          Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent-Morgan Stanley Dean Witter Trust FSB-and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling
          (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.



          An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.


          The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.



          Telephone Exchanges. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.


          Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.


          Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.


          Exchanging Shares of Another Fund Subject to a Contingent Deferred Sales Charge ("CDSC"). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Dean Witter Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Fund will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC are exchanged for shares of the Fund, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the prospectus of the fund that charges the CDSC for more details.


          Limitations on Exchanges. Certain patterns of exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges. The Fund will notify you in advance of limiting your exchange privileges.



          For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call
          (800) 869-NEWS.

[GRAPHIC OMITTED]


      HOW TO SELL SHARES
-------------------------------
          You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.


Options               Procedures
--------------------- -------------------------------------------------------------------------------------------
  Contact Your        To sell your shares, simply call your Morgan Stanley Dean Witter Financial Advisor or
  Financial Advisor   other authorized financial representative.
[GRAPHIC OMITTED]     -------------------------------------------------------------------------------------------
                      Payment will be sent to the address to which the account is registered or deposited in your Dean Witter Reynolds brokerage account.
--------------------- -------------------------------------------------------------------------------------------
  Check-writing       You may order a supply of blank checks by requesting them on the investment application or
  Option              by contacting your Morgan Stanley Dean Witter Financial Advisor.
[GRAPHIC OMITTED]     -------------------------------------------------------------------------------------------
                      Checks may be written in any amount not less than $500. You must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one signature unless the joint owners have specified on an investment application that all owners are required to sign checks. Only accounts in which no share certificates have been issued are eligible for the checkwriting privilege.
                      -------------------------------------------------------------------------------------------
                      Payment of check proceeds normally will be made on the next business day after we receive your check in proper form. Shares purchased by check (including a certified or bank cashier's check) are not normally available to cover redemption checks until fifteen days after Morgan Stanley Dean Witter Trust FSB receives the check used for investment. A check will not be honored in an amount exceeding the value of the account at the time the check is presented for payment.
------------------------------------------------------------------------------------------------------------------
  By Letter           You may also sell your shares by writing a "letter of instruction" that includes:
[GRAPHIC OMITTED]       o  your account number;
                        o  the dollar amount or the number of shares you wish to  sell; and
                        o  the signature of each owner as it appears on the account.
                      -------------------------------------------------------------------------------------------
                      If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean
                      Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at
                      (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                      -------------------------------------------------------------------------------------------
                      Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ
                      07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                      -------------------------------------------------------------------------------------------
                      A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
                      -------------------------------------------------------------------------------------------

Options             Procedures
------------------- ------------------------------------------------------------------------------------------
Systematic          If your investment in all of the Morgan Stanley Dean Witter Family of Funds has a total
Withdrawal Plan     market value of at least $10,000, you may elect to withdraw amounts of $25 or more,
[GRAPHIC OMITTED]   or in any whole percentage of a Fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any Fund with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                    ------------------------------------------------------------------------------------------
                    When you sell Fund shares through the Systematic Withdrawal Plan, the shares may be subject to a contingent deferred sales charge ("CDSC") if they were obtained in exchange for shares subject to a CDSC of another Morgan Stanley Dean Witter Fund. The CDSC, however, will be waived in an amount up to 12% annually of the Fund's value, although Fund shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a
                    CDSC. See the Prospectus of the Fund that charges the CDSC for more details.
                    ------------------------------------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Dean
                    Witter Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                    ------------------------------------------------------------------------------------------
By Telephone        To sell shares by telephone or wire, first complete a telephone redemption application
or Wire             designating a bank account. Redemptions for more than $1,000 will be wired to your bank
[GRAPHIC OMITTED]   account (your bank may charge a fee for this service). For redemptions for less than
                    $1,000, a check will be mailed to your bank acount. If you hold share certificates, you may not redeem those shares by this method. For more information or to request a telephone redemption application, call Morgan Stanley Dean Witter Trust FSB at
                    (800) 869-NEWS.
                    ------------------------------------------------------------------------------------------


          Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.



          Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.



          Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder whose shares, due to sales by the shareholder, have a value below $1,000. However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.


          Money Market Fund Automatic Sale Procedures. If you maintain a brokerage account with Dean Witter Reynolds or another authorized dealer of Fund shares, you may elect to have your Fund shares automatically sold from your account to satisfy amounts you owe as a result of purchasing securities or other transactions in your brokerage account.

          If you elect to participate by notifying Dean Witter Reynolds or another authorized dealer of Fund shares, your brokerage account will be scanned each business day prior to the close of business (4:00 p.m. Eastern time). After any cash balances in the account are applied, a sufficient number of Fund shares may be sold to satisfy any amounts you are obligated to pay to Dean Witter Reynolds or another authorized dealer of Fund shares. Sales will be effected on the business day before the date you are obligated to make payment, and Dean Witter Reynolds or another authorized dealer of Fund shares will receive the sale proceeds on the following day.


          EasyInvest(SM)-Automatic Redemption. You may invest in shares of certain other Morgan Stanley Dean Witter Funds by subscribing to EasyInvest(SM), an automatic purchase plan that provides for the automatic investment of any amount from $100 to $5,000 in shares of the specified fund. Under EasyInvest(SM), you may direct that a sufficient number of shares of the Fund be automatically sold and the proceeds transferred to Morgan Stanley Dean Witter Trust FSB, on a semi-monthly, monthly or quarterly basis, for investment in shares of the specified fund. Sales of your Fund shares will be made on the business day preceding the investment date and Morgan Stanley Dean Witter Trust FSB will receive the proceeds for investment on the day following the sale date.


          Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.




[GRAPHIC OMITTED]


       DISTRIBUTIONS

------------------------

                         The Fund passes substantially all of its earnings along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund may realize capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.

[sidebar open]
TARGETED DIVIDENDS(SM)
You may select to have your Fund distributions automatically invested in another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[end sidebar]


                         The Fund declares income dividends payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of the close of business the preceding business day. Capital gains, if any, are distributed periodically.


          Distributions are reinvested automatically in additional shares of the Fund (rounded to the last 1|M/100 of a share) and automatically credited to your account unless you request in writing that distributions be paid in cash. If you elect the cash option, the Fund will reinvest the additional shares and credit your account during the month, then redeem the credited amount no later than the last business day of the month, and mail a check to you no later than seven business days after the end of the month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.




[GRAPHIC OMITTED]


       TAX CONSEQUENCES
----------------------------

          As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.


          Your income dividend distributions are normally exempt from federal income tax- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes.



          The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.


          If the Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.



          Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


          When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in this Prospectus.


For the year ended December 31,                     1999               1998               1997            1996         1995
--------------------------------------------------------------------------------------------------------------------------------
 Selected Per Share Data:
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $1.00           $1.00              $1.00            $1.00         $1.00
================================================================================================================================
 Net investment income                              0.025           0.028              0.029            0.028         0.032
 Less dividends from net investment income          0.025)         (0.028)            (0.029)          (0.028)       (0.032)
                                                ----------     ----------         ----------       ----------    ---------
 Net asset value, end of period                     $1.00           $1.00              $1.00            $1.00         $1.00
===============================================================================================================================
 Total Return                                        2.53%           2.80%              2.98%            2.83%         3.22%
================================================================================================================================
 Ratios to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------------
 Expenses                                            0.73% (1)       0.72%(1)           0.72%(1)         0.71%         0.72%
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income                               2.49%           2.75%              2.93%            2.76%         3.16%
--------------------------------------------------------------------------------------------------------------------------------
 Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands         $480,121        $498,072           $517,438         $521,879      $521,652
--------------------------------------------------------------------------------------------------------------------------------



(1) Does not reflect the effect of expense offset of 0.01%.


















                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1999



 PRINCIPAL
 AMOUNT IN                                                                                  CURRENT        DEMAND
 THOUSANDS                                                                                   RATE+          DATE*          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (66.0%)
            ARIZONA
  $ 3,000   Maricopa County, Arizona Public Service Co Palo Verde 1994 Ser C ..............    4.80 %      01/03/00    $  3,000,000
    6,300   Tempe, Excise Tax Ser 1998 ....................................................    4.90        01/03/00       6,300,000

            CALIFORNIA
    8,000   California Public Capital Improvements Financing Authority, Pooled
             Ser 1988 C ....................................................................   3.70        03/15/00       8,000,000
    7,500   California Statewide Communities Development Authority, Sutter Health
             Ser 1995 COPs (AMBAC) .........................................................   4.20        01/03/00       7,500,000
    5,000   California Pollution Control Financing Authority, Pacific Gas & Electric Co
             Ser 1996 D ....................................................................   4.40        01/03/00       5,000,000

            CONNECTICUT
    2,500   Connecticut Health & Educational Facilities Authority, Yale University
             Ser T-2 ......................................................................    5.10        01/07/00       2,500,000
    7,000   Connecticut Special Assessment, Unemployment Compensation 1993
             Ser C (FGIC) .................................................................    3.38        07/01/00       7,000,000

            DISTRICT OF COLUMBIA
    4,800   District of Columbia, The American University Ser 1985 ........................    5.50        01/07/00       4,800,000

            FLORIDA
    9,800   Dade County, Water & Sewer Ser 1994 (FGIC) ....................................    4.75        01/07/00       9,800,000
   17,100   Dade County Industrial Development Authority, Dolphins Stadium
             Ser 1985 A ...................................................................    5.35        01/07/00      17,100,000
    4,700   Jacksonville Pollution Control Financing Authority, Florida Power & Light
             Co Ser 1995 ...................................................................   4.00        01/03/00       4,700,000

            GEORGIA
    2,900   Burke County Development Authority, Georgia Power Co 5th Ser 1994 .............    4.75        01/03/00       2,900,000
    3,200   Hapeville Development Authority, Hapeville Hotel Ltd Ser 1985 .................    5.00        01/03/00       3,200,000

            IDAHO
    1,725   Idaho Health Facilities Authority, St Luke's Regional Medical Center
            Ser 1995 ......................................................................    4.70        01/03/00       1,725,000

            ILLINOIS
    5,000   Chicago, Tender Notes Ser 1999 ................................................    2.95        01/27/00       5,000,000
   10,000   Illinois Educational Facilities Authority, Northwestern University Ser 1988 ...    5.40        01/07/00      10,000,000
            Illinois Health Facilities Authority,
    7,485    Central Dupage Hospital Assn Ser 1990 ........................................    4.75        01/03/00       7,485,000
    2,250    Resurrection Health Care Ser 1999A (FSA) .....................................    5.00        01/03/00       2,250,000
   10,000   Oak Forest, Homewood South Suburban Mayors & Managers Assn Ser 1989............    5.35        01/07/00      10,000,000

            KENTUCKY
    8,450   Mason County, East Kentucky Power Co-op Inc Ser 1984 (NRU-CFC Gtd) ............    5.55        01/07/00       8,450,000

            LOUISIANA
    5,200   East Baton Rouge Parish, Exxon Corp Ser 1993 ..................................    4.80        01/03/00       5,200,000
    4,900   New Orleans Aviation Board, Ser 1993 B (MBIA) .................................    5.40        01/07/00       4,900,000





                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                               CURRENT       DEMAND
 THOUSANDS                                                                                RATE+         DATE*        VALUE
-----------                                                                              --------     ---------- ---------------
            MARYLAND
 $  4,700   Washington Suburban Sanitary District, 1998 Ser BANs ........................ 5.35 %       01/07/00    $  4,700,000

            MASSACHUSETTS
    5,000   Massachusetts, Refg 1998 Ser A .............................................. 5.50         01/07/00       5,000,000
            Massachusetts Health & Educational Facilities Authority,
    4,600    Amherst College Ser F ...................................................... 5.10         01/07/00       4,600,000
    2,325    Capital Asset Issue Ser D (MBIA) ........................................... 4.90         01/03/00       2,325,000
    3,730    Harvard University Ser 1985 I .............................................. 5.40         01/07/00       3,730,000
    4,900   Massachusetts Water Resources Authority, Multi-Modal Sub 1999 Ser B ......... 5.50         01/07/00       4,900,000

            MICHIGAN
    1,300   Delta County Economic Development Corp, Mead-Escanaba Paper Co
             Ser 1985 E ................................................................. 4.80         01/03/00       1,300,000

            MINNESOTA
    5,000   University of Minnesota Regents, Ser 1999A .................................. 5.50         01/07/00       5,000,000

            MISSOURI
    1,300   Missouri Health & Educational Facilities Authority, Cox Health Systems
             Ser 1997 (MBIA) ............................................................ 4.70         01/03/00       1,300,000

            NEW HAMPSHIRE
    5,000   New Hampshire Higher Educational & Health Facilities Authority, St Paul's
             School Ser 1998 ............................................................ 5.40         01/07/00       5,000,000

            NEW JERSEY
    4,000   Gloucester County, Mobil Oil Refining Corp Ser 1993 A ....................... 5.10         01/07/00       4,000,000
    2,600   New Jersey Educational Facilities Authority, College of New Jersey
             Ser 1999 A (AMBAC) ......................................................... 5.35         01/07/00       2,600,000

            NEW YORK
      500   New York City Cultural Resources Trust, Solomon R Guggenheim
             Foundation Ser 1990 B ...................................................... 4.75         01/03/00         500,000

            NORTH CAROLINA
    2,200   Asheville, Ser 1993 A COPs .................................................. 5.55         01/07/00       2,200,000
    5,000   North Carolina Medical Care Commission, Duke University Hospital
             Ser 1985 B ................................................................. 4.95         01/07/00       5,000,000

            OHIO
    1,100   Ohio Air Quality Development Authority, Mead Co 1986 Ser A .................. 4.70         01/03/00       1,100,000
    4,400   Columbus, Unlimited Tax Ser 1995-1 .......................................... 5.30         01/07/00       4,400,000
   10,000   Cuyahoga County, Cleveland Clinic Health System Obligated Group
             Ser 1998A .................................................................. 5.65         01/07/00      10,000,000

            OKLAHOMA
   16,255   Oklahoma Water Resources Board,
             State Loan Program Ser 1994A, Ser 1995 & Ser 1999 .......................... 3.60         03/01/00      16,255,000

            OREGON
    5,000   Oregon, Veterans' Ser 73 E .................................................. 5.65         01/07/00       5,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                               CURRENT       DEMAND
 THOUSANDS                                                                                RATE+         DATE*        VALUE
-----------                                                                              -------      ---------- ---------------
            PENNSYLVANIA
 $  4,500   Delaware County Industrial Development Authority, United Parcel Service
             of America Ser 1985 ........................................................ 4.70 %       01/03/00    $  4,500,000
    3,100   York General Authority, Pooled Ser 1996 ..................................... 5.40         01/07/00       3,100,000

            PUERTO RICO
    2,300   Puerto Rico Highway & Transportation Authority, 1998 Ser A (AMBAC) .......... 5.00         01/07/00       2,300,000

            SOUTH CAROLINA
    7,350   York County, North Carolina Electric Membership Corporation, Ser 1984 N-5
             (NRU-CFC Gtd) .............................................................. 3.60         03/15/00       7,350,000

            TENNESSEE
    2,700   Chattanooga-Hamilton County Hospital Authority, Erlanger Medical Center
             Ser 1987 ................................................................... 4.80         01/03/00       2,700,000
   15,000   Clarksville Public Building Authority, Pooled Financing Ser 1995 ............ 5.40         01/07/00      15,000,000

            TEXAS
   15,500   Harris County Health Facilities Development Corporation, St Luke's
             Episcopal Hospital Ser 1997 A .............................................. 4.80         01/03/00      15,500,000
    4,700   Lower Neches Valley Authority, Chevron USA Inc Ser 1987 ..................... 3.45         02/15/00       4,700,000
    4,700   North Central Texas Health Facilities Development Corporation,
             Presbyterian Medical Center Ser 1985 C & Ser 1985 D (MBIA) ................. 4.80         01/03/00       4,700,000

            UTAH
   10,000   Intermountain Power Agency, 1985 Ser F (AMBAC) .............................. 3.625        03/15/00      10,000,000

            VIRGINIA
    2,000   Roanoke Industrial Development Authority, Roanoke Memorial Hospitals
             Ser 1995 A ................................................................. 4.80         01/03/00       2,000,000

            WASHINGTON
    8,500   Washington, Ser 1996 A ...................................................... 5.40         01/07/00       8,500,000
    2,300   Washington Health Care Facilities Authority, Sisters of Providence
             Ser 1985 D ................................................................. 4.70         01/03/00       2,300,000

            WEST VIRGINIA
    5,000   Pleasants County Commission, American Cyanamid Co Ser 1985 .................. 5.65         01/07/00       5,000,000

            WYOMING
    3,400   Lincoln County, Exxon Corp Ser 1984 B & Ser 1984 C .......................... 4.70         01/03/00       3,400,000
                                                                                                                   ------------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (Amortized Cost $316,770,000).................     316,770,000
                                                                                                                   ------------





                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1999, continued



                                                                                                      YIELD TO
 PRINCIPAL                                                                                            MATURITY
 AMOUNT IN                                                                   COUPON         MATURITY  ON DATE OF
 THOUSANDS                                                                    RATE            DATE    PURCHASE         VALUE
-----------                                                                  ------        ---------- ----------- --------------
            TAX-EXEMPT COMMERCIAL PAPER (21.1%)
            FLORIDA
  $ 5,000   Sunshine State Governmental Financing Commission, Ser B .......... 3.85 %       02/10/00   3.85 %       $  5,000,000

            LOUISIANA
    4,000   Louisiana, Ser 1991-A ............................................ 3.90         02/10/00   3.90            4,000,000
            Louisiana Public Facilities Authority,
    5,000    Christus Health Ser 1999 B (AMBAC) .............................. 3.80         02/03/00   3.80            5,000,000
    5,000    Christus Health Ser 1999 B (AMBAC) .............................. 3.80         02/09/00   3.80            5,000,000
            Plaquemines Port Harbor & Terminal District,
    5,500    Electric-Coal Transfer Co Ser 1985 D ............................ 3.60         01/20/00   3.60            5,500,000
   10,000    Electric-Coal Transfer Co Ser 1985 D ............................ 3.70         02/09/00   3.70           10,000,000

            MARYLAND
            Baltimore County,
    7,100    Metro District Ser 1995 BANs .................................... 3.85         01/13/00   3.85            7,100,000
   10,100    Metro District Ser 1995 BANs .................................... 3.85         02/08/00   3.85           10,100,000

            NEVADA
            Las Vegas Valley Water District,
   10,000    Water Ser 1999A ................................................. 3.55         01/27/00   3.55           10,000,000
   10,000    Water Ser 1999A ................................................. 3.70         03/07/00   3.70           10,000,000

            NEW HAMPSHIRE
            New Hampshire State Business Finance Authority,
    5,000    New England Power Co Ser 1993 B ................................. 3.85         01/19/00   3.85            5,000,000
    7,000    New England Power Co Ser 1993 B ................................. 3.80         02/16/00   3.80            7,000,000

            OHIO
    7,600   Ohio Air Quality Development Authority, Cleveland Electric
             Illuminating Co 1988 Ser B (FGIC) ............................... 3.80         02/08/00   3.80            7,600,000

            TEXAS
   10,000   Texas Public Finance Authority, Ser 1993 A ....................... 3.85         02/17/00   3.85           10,000,000
                                                                                                                    ------------
            TOTAL TAX-EXEMPT COMMERCIAL PAPER (Amortized Cost $101,300,000).....................................     101,300,000
                                                                                                                    ------------
            SHORT-TERM MUNICIPAL NOTES (12.4%)
            ARIZONA
    5,000   Arizona School District, Tax Anticipation Note Financing
             Ser 1999A COPs, dtd 08/19/99 .................................... 4.05         07/31/00   3.58            5,013,166

            IDAHO
    5,000   Idaho, Ser 1999 TANs, dtd 07/01/99 ............................... 4.25         06/30/00   3.40            5,020,307

            INDIANA
    5,900   Indianapolis Local Improvement Bond Bank, Ser 1999 B Notes,
             dtd 06/17/99 .................................................... 4.00         01/10/00   3.25            5,901,070


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS December 31, 1999, continued



                                                                                                            YIELD TO
 PRINCIPAL                                                                                                  MATURITY
 AMOUNT IN                                                                           COUPON     MATURITY   ON DATE OF
 THOUSANDS                                                                            RATE        DATE      PURCHASE       VALUE
-----------                                                                     ------------- ---------- ----------- ---------------
            IOWA
            Iowa School Corporations,
 $  3,300    Warrant Certificates 1998-1999 Ser B (FSA), dtd 01/28/99 .........   3.50 %       01/28/00     2.97 %     $  3,301,255
    7,000    Warrant Certificates 1999-2000 Ser A (FSA), dtd 06/24/99 .........   4.00         06/23/00     3.23          7,024,795
            KENTUCKY
   10,000   Kentucky Asset/Liability Commission, 1999 Ser A TRANs,
             dtd 07/01/99 .....................................................   4.25         06/28/00     3.375        10,041,372
            MASSACHUSETTS
    5,000   Massachusetts Bay Transportation Authority, 1999 Ser A Notes,
             dtd 02/26/99 .....................................................   3.50         02/25/00     3.45          4,999,943
            NEW MEXICO
    5,000   New Mexico, Ser 1999-2000 Ser A TRANs, dtd 07/01/99 ...............   4.00         06/30/00     3.23          5,018,422
            TEXAS
   10,000   Harris County, Ser 1999 TANs, dtd 08/17/99 ........................   4.00         02/29/00     3.48         10,008,248
    3,500   Texas, Ser 1999A TRANs, dtd 09/01/99 ..............................   4.50         08/31/00     3.70          3,517,965
                                                                                                                        -----------
            TOTAL SHORT-TERM MUNICIPAL NOTES (Amortized Cost $59,846,543)....                                            59,846,543
                                                                                                                        -----------
            TOTAL INVESTMENTS (Amortized Cost $477,916,543) (a) .............                               99.5%       477,916,543

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..................                                0.5          2,204,139
                                                                                                           -----       ------------
            NET ASSETS ......................................................                              100.0%      $480,120,682
                                                                                                           =====       ============





---------------
BANs    Bond Anticipation Notes.
COPs    Certificates of Participation.
NRU-CFC National Rural Utilities - Cooperative Finance Corporation.
TANs    Tax Anticipation Notes.
TRANs   Tax and Revenue Anticipation Notes.
+       Rate shown is the rate in effect at December 31, 1999.
*       Date on which the principal amount can be recovered through demand.
(a)     Cost is the same for federal income tax purposes.


Bond Insurance:
--------------
AMBAC   AMBAC Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999





ASSETS:
Investments in securities, at value
  (amortized cost $477,916,543) ...........................      $477,916,543
Cash ......................................................         1,457,942
Receivable for:
   Interest ...............................................         3,413,099
   Shares of beneficial interest sold .....................               305
Prepaid expenses and other assets .........................            43,932
                                                                -------------
   TOTAL ASSETS ...........................................       482,831,821
                                                                -------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ..............         2,354,671
   Investment management fee ..............................           214,374
   Plan of distribution fee ...............................            42,969
Accrued expenses ..........................................            99,125
                                                                -------------
   TOTAL LIABILITIES ......................................         2,711,139
                                                                -------------
NET ASSETS ................................................      $480,120,682
                                                                =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...........................................      $480,120,478
Accumulated undistributed net investment income ...........               204
                                                                -------------
   NET ASSETS .............................................      $480,120,682
                                                                =============
NET ASSET VALUE PER SHARE,
  480,120,404 shares outstanding
  (unlimited shares authorized of $.01 par value) .........             $1.00
                                                                =============



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended December 31, 1999





NET INVESTMENT INCOME:
INTEREST INCOME ..........................    $16,479,410
                                              -----------
EXPENSES
Investment management fee ................      2,551,350
Plan of distribution fee .................        488,628
Transfer agent fees and expenses .........        369,466
Registration fees ........................        126,436
Professional fees ........................         79,276
Shareholder reports and notices ..........         63,026
Custodian fees ...........................         25,162
Trustees' fees and expenses ..............         18,217
Other ....................................          7,789
                                              -----------
   TOTAL EXPENSES ........................      3,729,350
Less: expense offset .....................        (25,085)
                                              -----------
   NET EXPENSES ..........................      3,704,265
                                              -----------
   NET INVESTMENT INCOME .................     12,775,145
   NET REALIZED GAIN .....................            429
                                              -----------
NET INCREASE .............................    $12,775,574
                                              ===========



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS






                                                             FOR THE YEAR         FOR THE YEAR
                                                                ENDED                 ENDED
                                                          DECEMBER 31, 1999     DECEMBER 31, 1998
                                                         -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................      $  12,775,145        $  14,720,592
Net realized gain ....................................                429                2,153
                                                            -------------        -------------
   NET INCREASE ......................................         12,775,574           14,722,745
                                                            -------------        -------------
Dividends from net investment income .................        (12,775,516)         (14,720,472)
Net decrease from transactions in shares of beneficial
  interest ...........................................        (17,951,504)         (19,368,358)
                                                            -------------        -------------
   NET DECREASE ......................................        (17,951,446)         (19,366,085)
NET ASSETS:
Beginning of period ..................................        498,072,128          517,438,213
                                                            -------------        -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $204 and $575, respectively) ......................      $ 480,120,682        $ 498,072,128
                                                            =============        =============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1999


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1999, continued


portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended December 31, 1999, the distribution fee was accrued at the annual rate of 0.10%.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 1999 aggregated $1,053,006,170 and $1,073,559,590, respectively.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1999, continued


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $9,250.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,887. At December 31, 1999, the Fund had an accrued pension liability of $52,582 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:





                                                           FOR THE YEAR         FOR THE YEAR
                                                              ENDED                 ENDED
                                                        DECEMBER 31, 1999     DECEMBER 31, 1998
                                                       -------------------   ------------------
Shares sold ........................................       1,069,436,080        1,102,902,492
Shares issued in reinvestment of dividends .........          12,775,516           14,720,472
                                                           -------------        -------------
                                                           1,082,211,596        1,117,622,964
Shares repurchased .................................      (1,100,163,100)      (1,136,991,322)
                                                          --------------       --------------
Net decrease in shares outstanding .................         (17,951,504)         (19,368,358)
                                                          ==============       ==============



6. FEDERAL INCOME TAX STATUS

During the year ended December 31, 1999, the Fund utilized all of its capital loss carryover of approximately $400.

MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 7, 2000



                      1999 FEDERAL TAX NOTICE (unaudited)

      For the year ended December 31, 1999, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

                          The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------

Growth Funds

Aggressive Equity Fund

American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Growth Fund
Market Leader Trust
Mid-Cap Equity Trust
Next Generation Trust
Small Cap Growth Fund
Special Value Fund
21st Century Trend Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities


GLOBAL/INTERNATIONAL FUNDS

Competitive Edge Fund - "Best Ideas" Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund


--------------------------------------------------------------------------------
Growth & Income Funds

Balanced Growth Fund

Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds - Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value Fund
Value-Added Market Series/Equity Portfolio

THEME FUNDS
Real Estate Fund
Utilities Fund

GLOBAL FUNDS
Global Dividend Growth Securities
Global Utilities Fund


--------------------------------------------------------------------------------
Income Funds

GOVERNMENT INCOME FUNDS

Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS

High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund(NL)

GLOBAL INCOME FUNDS

North American Government Income Trust
World Wide Income Trust


TAX-FREE INCOME FUNDS

California Tax-Free Income Fund
Hawaii Municipal Trust(FSC)
Limited Term Municipal Trust(NL)
Multi-State Municipal Series Trust(FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust


--------------------------------------------------------------------------------
Money Market Funds

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund(MM)
U.S. Government Money Market Trust(MM)

TAX-FREE MONEY MARKET FUNDS

California Tax-Free Daily Income Trust(MM)
New York Municipal Money Market Trust(MM)
Tax-Free Daily Income Trust(MM)

There may be Funds created after this Prospectus was published. Please consult the inside back cover of a new Fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.


Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund which is a mutual fund offering multiple Classes of shares. The other types of Funds are: NL - No-Load (Mutual) Fund; MM
- Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

[2][1][0][-][ ][ ][ ][ ][ ][ ][ ][ ][ ]
for office use only



                          Morgan Stanley Dean Witter
                          Tax-Free Daily
                          Income Trust
Application
MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
Send to: Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent"), P.O. Box 1040, Jersey City, NJ 07303

--------------------------------------------------------------------------------
INSTRUCTIONS For assistance in completing this application, telephone Morgan
             Stanley Dean Witter Trust FSB at (800) 869-NEWS (Toll-Free).
--------------------------------------------------------------------------------
TO REGISTER
SHARES                1. ------------------------------------------------------
(please print)
                                    First Name           Last Name


-As joint tenants,
use line 1 & 2        2. ------------------------------------------------------

                                    First Name           Last Name

                     (Joint tenants with rights of survivorship unless otherwise specified)
                                                   ---------------
                                               Social Security Number

-As custodian
for a minor,          3. ------------------------------------------------------
use lines 1 & 3
                                           Minor's Name


                      Under the ---------------  Uniform Gifts to Minors Act
                          State of Residence of Minor


                                   ------------------------------
                                   Minor's Social Security Number

-In the name of a
corporation,          4. ------------------------------------------------------
trust,
partnership              Name of Corporation, Trust (including trustee name(s))
or other                                   or Other Organization
institutional
investors,
use line 4

                         ------------------------------------------------------

                                  --------------------------------
                                    Tax Identification Number


                         If Trust, Date of Trust Instrument:
                                                             -----------------

--------------------------------------------------------------------------------

ADDRESS
            -------------------------------------------------------------------


            -------------------------------------------------------------------
                            City          State          Zip Code

--------------------------------------------------------------------------------
TO PURCHASE
SHARES:
Minimum Initial  [ ] CHECK (enclosed) $ ---------  (Make Payable to Morgan
Investment:          Stanley Dean Witter Tax-Free Daily Income Trust)
$5,000
                 [ ] WIRE* On ----------- MF* ----------------
                               (Date)      (Control number, this transaction)

              ----------------------------------------------------------
              Name of Bank                Branch

              ----------------------------------------------------------
              Address

              ----------------------------------------------------------
              Telephone Number

              * For an initial investment made by wiring funds, obtain a control number by calling: (800) 869-NEWS (Toll Free)
                Your bank should wire to:

                Bank of New York for credit to account of Morgan Stanley Dean Witter Trust FSB

                Account Number: 8900188413

                Re: Morgan Stanley Dean Witter Tax-Free Daily Income Trust

                Account Of: ----------------------------------
                (Investor's Account as Registered at the Transfer Agent)

                Control or Account Number: -------------------------
                                          (Assigned by Telephone)

--------------------------------------------------------------------------------
                               OPTIONAL SERVICES
--------------------------------------------------------------------------------
           NOTE: If you are a current shareholder of Morgan Stanley Dean Witter Tax-Free Daily Income Trust, please indicate your fund account number here.

            2 1 0
                  ----------------------
--------------------------------------------------------------------------------
DIVIDENDS  All dividends will be reinvested daily in additional shares, unless the following option is selected:
           [ ] Pay income dividends by check at the end of each month.
--------------------------------------------------------------------------------
WRITE YOUR [ ] Send an initial supply of checks.
OWN        FOR JOINT ACCOUNTS:
CHECK      [ ] Check this box if all owners are required to sign checks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PAYMENT TO       [ ] Morgan Stanley Dean Witter Trust FSB is hereby authorized
PREDESIGNATED        to honor telephonic or other instructions, without
BANK ACCOUNT         signature guarantee, from any person for the redemption of any or all shares of Morgan Stanley Dean Witter Tax-Free
Bank Account must    Daily Income Trust held in my (our) account provided that
be in same name as   proceeds are transmitted only to the following bank
shares are           account. (Absent its own negligence, neither Morgan Stanley
registered           Dean Witter Tax-Free Daily Income Trust nor Morgan Stanley
                     Dean Witter Trust FSB (the "Transfer Agent") shall be liable for any redemption caused by unauthorized instruction(s)):

                 -------------------------------------------- -------------
                 Name & Bank Account Number                  Bank's Routing
                                                             Transmit Code
                                                             (Ask Your Bank)
Minimum Amount:
$1,000           --------------------------------------------
                 Name of Bank

                 -----------------------------------------------
                 (  )
                 -----------------------------------------------
                 Telephone Number of Bank

--------------------------------------------------------------------------------
                            SIGNATURE AUTHORIZATION
--------------------------------------------------------------------------------

FOR ALL ACCOUNTS NOTE: RETAIN A COPY OF THIS DOCUMENT FOR YOUR RECORDS. ANY
                 MODIFICATION OF THE INFORMATION BELOW WILL REQUIRE AN AMENDMENT TO THIS FORM. THIS DOCUMENT IS IN FULL FORCE AND EFFECT UNTIL ANOTHER DULY EXECUTED FORM IS RECEIVED BY THE TRANSFER AGENT.

              The "Transfer Agent" is hereby authorized to act as agent for the registered owner of shares of Morgan Stanley Dean Witter Tax-Free Daily Income Trust (the "Fund") in effecting redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the registered owners of such shares. The Transfer Agent shall be liable only for its own negligence and not for default or negligence of its correspondents, or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent.

              I (we) certify to my (our) legal capacity, or the capacity of the investor named above, to invest in and redeem shares of, and I
              (we) acknowledge receipt of a current prospectus of Morgan Stanley Dean Witter Tax-Free Daily Income Trust and (we) further certify my (our) authority to sign and act for and on behalf of the investor.

              Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. (Note: You must cross out item (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.)

              For Individual, Joint and Custodial Accounts for Minors, Check Applicable Box:
              [ ] I am a United States Citizen.   [ ] I am not a United
                                                      States Citizen.


                 SIGNATURE(S) (IF JOINT TENANTS, ALL MUST SIGN)

Name(s) must be signed
exactly the same as shown on
lines 1 to 4 on the reverse
side of this application



              -----------------------------------------------------------------

              -----------------------------------------------------------------


              Signed this _______________ day of __________________ , 20__.



              FOR CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER ORGANIZATIONS

              The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered Owner, and any _____ * of them ("Authorized Person(s)") is/are currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of the Fund for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:


In addition, complete
Section A or B below.


                              Name/Title              Signature

              -----------------------------------------------------------------

              -----------------------------------------------------------------

              -----------------------------------------------------------------


              Signed this ________________ day of __________________ , 20___.


              The Transfer Agent may, without inquiry, act only upon the instruction of ANY PERSON(S) purporting to be (an) Authorized Person(s) as named in the Certification Form last received by the Transfer Agent. The Transfer Agent and the Fund shall not be liable for any claims, expenses (including legal fees) or losses resulting from the Transfer Agent having acted upon any instruction reasonably believed genuine.

              -----------------------------------------------------------------

              * INSERT A NUMBER. UNLESS OTHERWISE INDICATED, THE TRANSFER AGENT
               MAY HONOR INSTRUCTIONS OF ANY ONE OF THE PERSONS NAMED ABOVE.
--------------------------------------------------------------------------------
SECTION [A]   NOTE: EITHER A SIGNATURE GUARANTEE OR CORPORATE SEAL IS REQUIRED.
CORPORATIONS  I, ______________________ , Secretary of the Registered Owner, do
AND           hereby certify that at a meeting on ------ at which a quorum was
INCORPORATED present throughout, the Board of Directors of the corporation/the ASSOCIATIONS officers of the association duly adopted a resolution, which is in
ONLY.         full force and effect and in accordance with the Registered
              Owner's charter and by-laws, which resolution did the following:
SIGN ABOVE    (1) empowered the above-named Authorized Person(s) to effect
AND COMPLETE  securities transactions for the Registered Owner on the terms
THIS          described above; (2) authorized the Secretary to certify, from
SECTION       time to time, the names and titles of the officers of the
              Registered Owner and to notify the Transfer Agent when changes in office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until the Transfer Agent receives a duly executed amendment to the Certification Form.


SIGNATURE     Witness my hand on behalf of the corporation/association this
GUARANTEE**   _______ day of ________________ , 20____ .
(or Corporate
Seal)

                                          -------------------------------------
                                                      Secretary**



              The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the corporation/association.


                                          -------------------------------------
                                                Certifying Officer of the
                                               Corporation or Incorporated
                                                       Association**
--------------------------------------------------------------------------------
SECTION [B]   NOTE: A SIGNATURE GUARANTEE IS REQUIRED.
ALL OTHER
INSTITUTIONAL
INVESTORS
                                 ----------------------------------------------
                                   Certifying
SIGNATURE                          Trustee(s)/General Partner(s)Other(s)**
GUARANTEE**


SIGN ABOVE AND
COMPLETE THIS
SECTION                          ----------------------------------------------
                                   Certifying
                                   Trustee(s)/General Partner(s)/Other(s)**
              -----------------------------------------------------------------
              **SIGNATURE(S) MUST BE GUARANTEED BY AN ELIGIBLE GUARANTOR
--------------------------------------------------------------------------------
DEALER        Above signature(s) guaranteed. Prospectus has been delivered by
(if any)      undersigned to above-named applicant(s).
Completion
by dealer
only
              -------------------------  -------------------------
              Firm Name                  Office Number-Account Number at
                                         Dealer-F/A Number


              -------------------------  -------------------------
              Address                    Financial Advisor's Last Name


              -------------------------  -------------------------
              City, State, Zip Code      Branch Office


* 2000 Morgan Stanley Dean

Witter Distributors Inc.

                                         PROSPECTUS - FEBRUARY 28, 2000


Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders (the current annual report is included in this Prospectus). The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:


                                (800) 869-NEWS


You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                         WWW.MSDW.COM/INDIVIDUAL/FUNDS


Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.


-----------------------------------------------------------------------
  TICKER SYMBOL:                                           DSTXX
-----------------------------------------------------------------------

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3031)


Morgan Stanley Dean Witter


                           TAX-FREE DAILY INCOME TRUST




[GRAPHIC OMITTED]






      A MONEY MARKET FUND THAT SEEKS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME
                                           EXEMPT FROM FEDERAL INCOME TAX AS IS
                           CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY

STATEMENT OF ADDITIONAL INFORMATION
                                        MORGAN STANLEY DEAN WITTER
                                        TAX-FREE DAILY INCOME TRUST

FEBRUARY 28, 2000



--------------------------------------------------------------------------------

     This Statement of Additional Information is not a Prospectus. The Prospectus (dated February 28, 2000) for the Morgan Stanley Dean Witter Tax-Free Daily Income Trust may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.





Morgan Stanley Dean Witter Tax-Free Daily Income Trust
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------



I.    Fund History ...................................................  4
II.   Description of the Fund and Its Investments and Risks ..........  4
        A. Classification ............................................  4
        B. Investment Strategies and Risks ...........................  4
        C. Fund Policies/Investment Restrictions .....................  7
III.  Management of the Fund .........................................  9
        A. Board of Trustees .........................................  9
        B. Management Information ....................................  9
        C. Compensation .............................................. 13
IV.   Control Persons and Principal Holders of Securities ............ 15
V.    Investment Management and Other Services ....................... 15
        A. Investment Manager ........................................ 15
        B. Principal Underwriter ..................................... 16
        C. Services Provided by the Investment Manager ............... 16
        D. Rule 12b-1 Plan ........................................... 17
        E. Other Service Providers ................................... 19
VI.   Brokerage Allocation and Other Practices ....................... 20
        A. Brokerage Transactions .................................... 20
        B. Commissions ............................................... 20
        C. Brokerage Selection ....................................... 20
        D. Directed Brokerage ........................................ 21
        E. Regular Broker-Dealers .................................... 21
VII.  Capital Stock and Other Securities ............................. 21
VIII. Purchase, Redemption and Pricing of Shares ..................... 22
        A. Purchase/Redemption of Shares ............................. 22
        B. Offering Price ............................................ 23
IX.   Taxation of the Fund and Shareholders .......................... 25
X.    Underwriters ................................................... 27
XI.   Calculation of Performance Data ................................ 27
XII.  Financial Statements ........................................... 27

                      GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).


     "Custodian" -- The Bank of New York is the Custodian of the Fund's assets.



     "Dean Witter Reynolds" -- Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Distributor" -- Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Financial Advisors" -- Morgan Stanley Dean Witter authorized financial services representatives.


     "Fund" -- Morgan Stanley Dean Witter Tax-Free Daily Income Trust, a registered no-load, open-end investment company.


     "Investment Manager" -- Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


     "Independent Trustees" -- Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


     "Morgan Stanley & Co." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.


     "Morgan Stanley Dean Witter Funds" -- Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.


     "MSDW" -- Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.


   "MSDW Services Company" -- Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.


     "Transfer Agent" -- Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.


     "Trustees" -- The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

     The Fund was incorporated in the state of Maryland on March 24, 1980 under the name InterCapital Reserve Cash Management Inc. Effective October 13, 1980, the Fund's name was changed to lnterCapital Tax-Free Daily Income Fund Inc. On March 21, 1983, the Fund's name was changed to Dean Witter/Sears Tax-Free Daily Income Fund Inc. On April 30, 1987, the Fund reorganized as a Massachusetts business trust with the name Dean Witter/Sears Tax-Free Daily Income Trust. On February 19, 1993, the Fund's name was changed to Dean Witter Tax-Free Daily Income Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Tax-Free Daily Income Trust.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION



     The Fund is an open-end, diversified management investment company whose investment objective is to provide as high a level of daily income exempt from federal income tax as is consistent with stability of principal and liquidity.



B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies" and "Principal Risks."

     LEASE OBLIGATIONS. Included within the revenue bonds category in which the Fund may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

     Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

     TAXABLE SECURITIES. The Fund may invest up to 20% of its total assets in taxable money market instruments. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions.

     The types of taxable money market instruments in which the Fund may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

     VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The Fund may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called variable rate and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Fund to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund's investment quality requirements.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. The Fund may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of the facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Fund in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

     PUT OPTIONS. The Fund may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which the Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit the Fund to be fully invested in securities, the interest on which is exempt from Federal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Fund's policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Fund's portfolio.

     The Fund values securities which are subject to puts at their amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on the Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Fund's Trustees. Each dealer will be approved on its own merits and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Board of Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Manager not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer. During the fiscal year ended December 31, 1999, the Fund did not purchase any put options.


     In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

     REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934 that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, Upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 10% of its total assets. The Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's investment manager, liquidity or other considerations warrant.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time the Fund may purchase tax-exempt securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis. During the fiscal year ended December 31, 1999, the Fund's investment in when-issued and delayed delivery securities did not exceed 5% of the Fund's net assets.

     YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today were designed in such a way that they may not be able to recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services.

     Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors could result in production problems for individual issuers and overall economic uncertainties. Operations ran smoothly from the last week in December through the first few weeks of January, but the year 2000 issue may yet have an adverse impact on financial market participants and other entities, including the issuers whose securities are contained in the Fund's portfolio.



C. FUND POLICIES/INVESTMENT RESTRICTIONS

     The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or
(b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     The Fund will:


    1. Seek to provide as high a level of daily income exempt from federal income tax as is consistent with stability of principal and liquidity.


     The Fund may not:

    1. Invest in common stock.

    2. Write, purchase or sell puts, calls, or combinations thereof, except that it may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time.

    3. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities).

    4. Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

    5. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the Unites States Government, its agencies or instrumentalities.

    6. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to cash equivalents.

    7. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer.

    8. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein.

    9. Purchase or sell commodities or commodity futures contracts.

   10. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed).

   11. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states.

   12. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money.

   13. Make loans of money or securities, except: (a) by the purchase of debt obligations; and (b) by investment in repurchase agreements.

   14. Make short sales of securities.

   15. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

   16. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

   17. Invest for the purpose of exercising control or management of any other issuer.

   18. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

   19. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES


     The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.


     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.


B. MANAGEMENT INFORMATION



     TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with the Investment Manager.


     The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds (there were 93 such Funds as of the calendar year ended December 31, 1999), are shown below.







 NAME, AGE, POSITION WITH FUND AND ADDRESS       PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   --------------------------------------------------
Michael Bozic (59) ........................   Vice Chairman of Kmart Corporation (since
Trustee                                       December 1998); Director or Trustee of the Morgan
c/o Kmart Corporation                         Stanley Dean Witter Funds; formerly Chairman
3100 West Big Beaver Road                     and Chief Executive Officer of Levitz Furniture
Troy, Michigan                                Corporation (November 1995-November 1998) and
                                              President and Chief Executive Officer of Hills
                                              Department Stores (May 1991-July 1995); formerly
                                              variously Chairman, Chief Executive Officer,
                                              President and Chief Operating Officer (1987-1991)
                                              of the Sears Merchandise Group of Sears, Roebuck
                                              and Co.; Director of Weirton Steel Corporation.

   NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
----------------------------------------------   ----------------------------------------------------
Charles A. Fiumefreddo* (66) .................   Chairman, Director or Trustee, and Chief Executive
Chairman of the Board, Chief Executive Officer   Officer of the Morgan Stanley Dean Witter Funds;
and Trustee                                      formerly Chairman, Chief Executive Officer and
Two World Trade Center                           Director of the Investment Manager, the Distributor
New York, New York                               and MSDW Services Company; Executive Vice
                                                 President and Director of Dean Witter Reynolds;
                                                 Chairman and Director of the Transfer Agent;
                                                 formerly Director and/or officer of various MSDW
                                                 subsidiaries (until June 1998).
Edwin J. Garn (67) ...........................   Director or Trustee of the Morgan Stanley Dean
Trustee                                          Witter Funds; formerly United States Senator
c/o Huntsman Corporation                         (R-Utah) (1974-1992) and Chairman, Senate
500 Huntsman Way                                 Banking Committee (1980-1986); formerly Mayor
Salt Lake City, Utah                             of Salt Lake City, Utah (1971-1974); formerly
                                                 Astronaut, Space Shuttle Discovery (April 12-19,
                                                 1985); Vice Chairman, Huntsman Corporation
                                                 (chemical company); Director of Franklin Covey
                                                 (time management systems), BMW Bank of North
                                                 America, Inc. (industrial loan corporation); United
                                                 Space Alliance (joint venture between Lockheed
                                                 Martin and the Boeing Company) and Nuskin Asia
                                                 Pacific (multilevel marketing); member of the board
                                                 of various civic and charitable organizations.
Wayne E. Hedien (66) .........................   Retired; Director or Trustee of the Morgan Stanley
Trustee                                          Dean Witter Funds; Director of The PMI Group,
c/o Mayer, Brown & Platt                         Inc. (private mortgage insurance); Trustee and
Counsel to the Independent Trustees              Vice Chairman of The Field Museum of Natural
1675 Broadway                                    History; formerly associated with the Allstate
New York, New York                               Companies (1966-1994), most recently as
                                                 Chairman of The Allstate Corporation (March 1993-
                                                 December 1994) and Chairman and Chief
                                                 Executive Officer of its wholly-owned subsidiary,
                                                 Allstate Insurance Company (July 1989-December
                                                 1994); director of various other business and
                                                 charitable organizations.
Dr. Manuel H. Johnson (51) ...................   Senior Partner, Johnson Smick International, Inc.,
Trustee                                          a consulting firm; Co-Chairman and a founder of
c/o Johnson Smick International, Inc.            the Group of Seven Council (G7C), an international
1133 Connecticut Avenue, N.W.                    economic commission; Chairman of the Audit
Washington, D.C.                                 Committee and Director or Trustee of the Morgan
                                                 Stanley Dean Witter Funds; Director of Greenwich
                                                 Capital Markets, Inc. (broker-dealer) and NVR, Inc.
                                                 (home construction); Chairman and Trustee of the
                                                 Financial Accounting Foundation (oversight
                                                 organization of the Financial Accounting Standards
                                                 Board); formerly Vice Chairman of the Board of
                                                 Governors of the Federal Reserve System (1986-
                                                 1990) and Assistant Secretary of the U.S. Treasury.

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Michael E. Nugent (63) ....................   General Partner, Triumph Capital, L.P., a private
Trustee                                       investment partnership; Chairman of the Insurance
c/o Triumph Capital, L.P.                     Committee and Director or Trustee of the Morgan
237 Park Avenue                               Stanley Dean Witter Funds; formerly Vice
New York, New York                            President, Bankers Trust Company and BT Capital
                                              Corporation (1984-1988); director of various
                                              business organizations.
Philip J. Purcell* (56) ...................   Chairman of the Board of Directors and Chief
Trustee                                       Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                 and Novus Credit Services Inc.; Director of the
New York, New York                            Distributor; Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds; Director of American
                                              Airlines, Inc. and its parent company, AMR
                                              Corporation; Director and/or officer of various
                                              MSDW subsidiaries.
John L. Schroeder (69) ....................   Retired; Chairman of the Derivatives Committee
Trustee                                       and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                      Dean Witter Funds; Director of Citizens Utilities
Counsel to the Independent Trustees           Company (telecommunications, gas, electric and
1675 Broadway                                 water utilities company); formerly Executive Vice
New York, New York                            President and Chief Investment Officer of the
                                              Home Insurance Company (August 1991-
                                              September 1995).
Mitchell M. Merin (46) ....................   President and Chief Operating Officer of Asset
President                                     Management of MSDW (since December 1998);
Two World Trade Center                        President and Director (since April 1997) and Chief
New York, New York                            Executive Officer (since June 1998) of the
                                              Investment Manager and MSDW Services
                                              Company; Chairman, Chief Executive Officer and
                                              Director of the Distributor (since June 1998);
                                              Chairman and Chief Executive Officer (since June
                                              1998) and Director (since January 1998) of the
                                              Transfer Agent; Director of various MSDW
                                              subsidiaries; President of the Morgan Stanley Dean
                                              Witter Funds (since May 1999); Trustee of various
                                              Van Kampen investment companies (since
                                              December 1999); previously Chief Strategic Officer
                                              of the Investment Manager and MSDW Services
                                              Company and Executive Vice President of the
                                              Distributor (April 1997-June 1998), Vice President
                                              of the Morgan Stanley Dean Witter Funds (May
                                              1997-April 1999), and Executive Vice President of
                                              Dean Witter, Discover & Co.

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Barry Fink (45) ...........................   Executive Vice President (since December 1999)
Vice President,                               and Secretary and General Counsel (since
Secretary and General Counsel                 February 1997) and Director (since July 1998) of
Two World Trade Center                        the Investment Manager and MSDW Services
New York, New York                            Company; Executive Vice President (since
                                              December 1999) and Assistant Secretary and
                                              Assistant General Counsel (since February 1997)
                                              of the Distributor; Assistant Secretary of Dean
                                              Witter Reynolds (since August 1996); Vice
                                              President, Secretary and General Counsel of the
                                              Morgan Stanley Dean Witter Funds (since February
                                              1997); previously Senior Vice President (March
                                              1997-December 1999), First Vice President (June
                                              1993-February 1997), Vice President and Assistant
                                              Secretary and Assistant General Counsel of the
                                              Investment Manager and MSDW Services
                                              Company, Senior Vice President of the Distributor
                                              (March 1997-December 1999) and Assistant
                                              Secretary of the Morgan Stanley Dean Witter
                                              Funds.
Katherine H. Stromberg (51) ...............   Senior Vice President of the Investment Manager;
Vice President                                Vice President of various Morgan Stanley Dean
Two World Trade Center                        Witter Funds.
New York, New York
Thomas F. Caloia (53) .....................   First Vice President and Assistant Treasurer of the
Treasurer                                     Investment Manager, the Distributor and MSDW
Two World Trade Center                        Services Company; Treasurer of the Morgan
New York, New York                            Stanley Dean Witter Funds.


----------
* Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.



     In addition, Ronald E. Robison, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, Robert S. Giambrone, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, Peter M. Avelar, Senior Vice President and Director of the High Yield Group of the Investment Manager, Jonathan R. Page, Senior Vice President and Director of the Money Market Group of the Investment Manager, James F. Willison, Senior Vice President and Director of the Tax-Exempt Fixed Income Group of the Investment Manager, Joseph R. Arcieri, Senior Vice President of the Investment Manager, and Gerard J. Lian, Vice President of the Investment Manager, are Vice Presidents of the Fund.

     In addition, Marilyn K. Cranney, Todd Lebo, Lou Anne D. McInnis, Carsten Otto and Ruth Rossi, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and Natasha Kassian, Assistant Vice President and Assistant General Counsel with the Investment Manager and MSDW Services Company are Assistant Secretaries of the Fund.

     INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

     The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

     The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

     The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

     Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

     ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.


     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.


C. COMPENSATION


     The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750 and the Chairmen of the Committee of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursment from the Fund for their services as Trustee.

     The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended December 31, 1999.




                               FUND COMPENSATION






                                     AGGREGATE
                                   COMPENSATION
NAME OF INDEPENDENT TRUSTEE        FROM THE FUND
-------------------------------   --------------
Michael Bozic .................       $1,550
Edwin J. Garn .................        1,600
Wayne E. Hedien ...............        1,600
Dr. Manuel H. Johnson .........        2,100
Michael E. Nugent .............        1,933
John L. Schroeder .............        1,933



     The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.




            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS







                                     TOTAL CASH
                                    COMPENSATION
                                   FOR SERVICES TO
                                      93 MORGAN
NAME OF                             STANLEY DEAN
INDEPENDENT TRUSTEE                 WITTER FUNDS
-------------------------------   ----------------
Michael Bozic .................       $134,600
Edwin J. Garn .................        138,700
Wayne E. Hedien ...............        138,700
Dr. Manuel H. Johnson .........        208,638
Michael E. Nugent .............        193,324
John L. Schroeder .............        193,324



     As of the date of this Statement of Additional Information, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an independent director/ trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such independent director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.


     Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

     The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the year ended December 31, 1999 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1999, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of December 31, 1999 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1999.


  RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS


                               FOR ALL ADOPTING FUNDS
                           ------------------------------
                                                                                ESTIMATED ANNUAL
                                                          RETIREMENT BENEFITS       BENEFITS
                               ESTIMATED                  ACCRUED AS EXPENSES  UPON RETIREMENT(2)
                            CREDITED YEARS    ESTIMATED   ------------------- --------------------
                             OF SERVICE AT    PERCENTAGE             BY ALL               FROM ALL
NAME OF                       RETIREMENT     OF ELIGIBLE   BY THE   ADOPTING   FROM THE   ADOPTING
INDEPENDENT TRUSTEE          (MAXIMUM 10)    COMPENSATION   FUND      FUNDS      FUND      FUNDS
-------------------------- ---------------- ------------- -------- ---------- ---------- ---------
Michael Bozic ............        10             60.44%     $378    $20,933     $  907    $50,588
Edwin J. Garn ............        10             60.44       557     31,737        909     50,675
Wayne E. Hedien ..........         9             51.37       711     39,566        771     43,000
Dr. Manuel H. Johnson             10             60.44       229     13,129      1,360     75,520
Michael E. Nugent ........        10             60.44       395     23,175      1,209     67,209
John L. Schroeder ........         8             50.37       768     41,558        955     52,994


----------

(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the Surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
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     As of February 4, 2000, no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of the Fund.


     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
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A. INVESTMENT MANAGER


     The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% of the portion of the daily net assets exceeding $3 billion. For the fiscal years ended December 31, 1997, 1998 and 1999, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $2,695,933, $2,647,549 and $2,551,350, respectively.


     The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.


B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.



C. SERVICES PROVIDED BY THE INVESTMENT MANAGER


     The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

     Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


     The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.



D. RULE 12B-1 PLAN

     In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").

     The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the
Plan: (1) compensation to and expenses of Dean Witter Reynolds' and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.


     Dean Witter Reynolds' Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' expenses associated with the servicing of shareholders' accounts, including the expenses of operating Dean Witter Reynolds' branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.


     The Investment Manager will compensate Financial Advisors at an annual rate of 0.025% of the value of shares of the Fund acquired by exchange from an MSDW Open-end Fund provided that the shares exchanged would otherwise have been eligible for the payment of a retention fee. Such eligible shares must have been purchased after January 1, 2000 and held for at least one year. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or Dean Witter Reynolds' Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.

     The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.


     The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


     The Fund reimbursed $488,628 to the Distributor pursuant to the Plan which amounted to 0.10 of 1% of the Fund's average daily net assets for the year ended December 31, 1999. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by the Fund to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing Prospectuses to other than current shareholders -- $0; (iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Dean Witter Reynolds for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $488,628. No payments under the Plan were made for interest, carrying or other financing charges.


     Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

     Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.

     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.


     On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that; (a) the Plan is essential in order to implement the Fund's method and to enable the Fund to continue or grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds' branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.


     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.


E. OTHER SERVICE PROVIDERS


  (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


     Morgan Stanley Dean Witter Trust FSB is the Transfer Agent. The Transfer Agent is the transfer agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.



  (2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


     The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.



  (3) AFFILIATED PERSONS

     The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining share-holder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS


     Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


     During the fiscal years ended December 31, 1997, 1998 and 1999, the Fund paid no such brokerage commissions or concessions.




B. COMMISSIONS

     Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e. Certificates of Deposit and Bankers' Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.


     During the fiscal years ended December 31, 1997, 1998 and 1999, the Fund did not effect any principal transactions with Dean Witter Reynolds.

     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

     During the fiscal years ended December 31, 1997, 1998 and 1999, the Fund paid no brokerage commissions to an affiliated broker or dealer.



C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

     The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

     Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of the Fund as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Fund's portfolio transactions. The Fund does not, however, require a broker-dealer to sell shares of the Fund in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of the Fund's transactions will be directed to a broker which sells shares of the Fund to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

     The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.


D. DIRECTED BROKERAGE


     During the fiscal year ended December 31, 1999, the Fund did not pay any brokerage commissions to brokers because of research services provided.



E. REGULAR BROKER-DEALERS


     During the fiscal year ended December 31, 1999, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At December 31, 1999, the Fund did not own any securities issued by any of such issuers.


VII. CAPITAL STOCK AND OTHER SECURITIES
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     The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.


     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

     All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES


     Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to DWR or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

     REDEMPTIONS. A check drawn by a shareholder against his or her account in the Fund constitutes a request or redemption of a number of shares sufficient to provide proceeds equal to the amount of the check. Payment of the proceeds will normally be made on the next business day after receipt by the

Transfer Agent of the check in proper form. If a check is presented for payment to the Transfer Agent by a shareholder or payee in person, the Transfer Agent will make payment by means of a check drawn on the Fund's account or, in the case of a shareholder payee, to the shareholder's predesignated bank account, but will not make payment in cash.


B. OFFERING PRICE


     The Fund's shares are offered at net asset value per share. Net asset value is based on the amortized cost of the Fund's portfolio securities.


     The Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.


     The use of the amortized cost method to value the portfolio securities of the Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the
Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation.


     Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.


     A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.


     An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by the Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee; unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security; (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully, or (3) the Guarantee itself is a Government Security and
(B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). The Fund will limit its investments to securities that meet the requirements for Eligible Securities.


     As permitted by the Rule, the Trustees have delegated to the Fund's Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

     Also, as required by the Rule, the Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

     The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

     The Rule further requires that the Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

     If the Trustees determine that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

     The Fund generally will make three basic types of distributions: tax exempt dividends, ordinary dividends and long-term capital gain distributions. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

     INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

     The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any ordinary income or capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

     In computing net investment income, the Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

     All or a portion of any of the Fund's gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund could be affected. In that event, the Fund would re-evaluate its investment objective and policies.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. The Fund intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each of its taxable years, at least 50% of the value of its assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by the Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.


     The Fund intends to invest a portion of its assets in certain "private activity bonds." As a result, a portion of the exempt-interest dividends paid by the Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.


     Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the

Fund shares and regardless of whether the distribution is received in additional shares or in cash. Since the Fund's income is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of any taxable interest income and short term capital gains.

     After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

     PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from the Fund will have the effect of reducing the net asset value of the shareholder's stock in the Fund by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.


     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax on long-term capital gains is 20%. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.


     Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

     If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

     Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally by Income Tax Regulation 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

X. UNDERWRITERS
--------------------------------------------------------------------------------

     The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

     The Fund's current yield for the seven days ending December 31, 1999 was 3.60%. The effective annual yield on December 31, 1999, was 3.66% assuming daily compounding.


     The Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

     The Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

     Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.


     Based upon a Federal personal income tax bracket of 39.6%, the Fund's tax-equivalent yield for the seven days ending December 31, 1999, was 5.96%.

     Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000, $50,000 and $100,000 in the Fund at inception would have grown to $21,553, $107,765 and $215,530, respectively, at December 31, 1999.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


     EXPERTS. The financial statements of the Fund for the fiscal year ended December 31, 1999 included in the Prospectus and incorporated by reference in this Statement of Additional Information have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                   * * * * *

     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

             MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST

                            PART C OTHER INFORMATION

Item 23.      Exhibits

1(a). Declaration of Trust of the Registrant, dated April 6, 1987, is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on February 26, 1996.

1(b). Amendment to the Declaration of Trust of the Registrant, dated February 19, 1993, is incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on February 26, 1996.

1(c). Amendment to the Declaration of Trust of the Registrant, dated June 22, 1998, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on February 10, 1999.

2. Amended and Restated By-Laws of the Registrant, dated January 28, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on February 10, 1999.

3.            Not Applicable.

4. Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB, dated April 30, 1998, is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on February 10, 1999.

5 (a). Distribution Agreement, dated May 31, 1997, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 27, 1998.

5 (b). Selected Dealers Agreement between Morgan Stanley Dean Witter Distributors Inc. and the Registrant, is incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on February 18, 1994.

6. Second Amended and Restated Retirement Plan for Non-Interested Directors or Trustees, dated May 8, 1997, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on April 9, 1999.

7 (a). Custody Agreement between The Bank of New York and the Registrant is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on February 26, 1996.

7 (b). Amendment to the Custody Agreement between The Bank of New York and the Registrant is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on February 24, 1997.

8 (a). Amended and Restated Transfer Agency and Service Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on February 10, 1999.

8 (b). Amended Services Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on February 10, 1999.

9. Opinion of Sheldon Curtis, Esq., dated April 29, 1987, is incorporated by reference to Exhibit 10 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on April 29, 1987, and is filed herein.

10.           Consent of Independent Accountants, filed herein.

11.           Not Applicable.

12.           Not Applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated July 23, 1997, is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 27, 1998.

14.           Not Applicable.

Other Powers of Attorney are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on February 23, 1995, and in the case of Wayne E. Hedien, is incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 27, 1998.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

          None

Item 25.  Indemnification.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. Business and Other Connections of Investment Advisor

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
-------------------------------
 (1)  Morgan Stanley Dean Witter California Insured Municipal Income Trust
 (2)  Morgan Stanley Dean Witter California Quality Municipal Securities
 (3)  Morgan Stanley Dean Witter Government Income Trust
 (4)  Morgan Stanley Dean Witter High Income Advantage Trust
 (5)  Morgan Stanley Dean Witter High Income Advantage Trust II
 (6)  Morgan Stanley Dean Witter High Income Advantage Trust III

 (7)  Morgan Stanley Dean Witter Income Securities Inc.
 (8)  Morgan Stanley Dean Witter Insured California Municipal Securities
 (9)  Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)  Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)  Morgan Stanley Dean Witter Insured Municipal Securities
(12)  Morgan Stanley Dean Witter Insured Municipal Trust
(13)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)  Morgan Stanley Dean Witter Municipal Income Trust
(17)  Morgan Stanley Dean Witter Municipal Income Trust II
(18)  Morgan Stanley Dean Witter Municipal Income Trust III
(19)  Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)  Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)  Morgan Stanley Dean Witter Prime Income Trust
(22)  Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)  Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)  Morgan Stanley Dean Witter Quality Municipal Securities

Open-end Investment Companies
-----------------------------
 (1)  Active Assets California Tax-Free Trust
 (2)  Active Assets Government Securities Trust
 (3)  Active Assets Institutional Money Trust
 (4)  Active Assets Money Trust
 (5)  Active Assets Premier Money Trust
 (6)  Active Assets Tax-Free Trust
 (7)  Morgan Stanley Dean Witter 21st Century Trend Fund
 (8)  Morgan Stanley Dean Witter Aggressive Equity Fund
 (9)  Morgan Stanley Dean Witter American Opportunities Fund
(10)  Morgan Stanley Dean Witter Balanced Growth Fund
(11)  Morgan Stanley Dean Witter Balanced Income Fund
(12)  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)  Morgan Stanley Dean Witter Capital Growth Securities
(15)  Morgan Stanley Dean Witter Competitive Edge Fund, ?Best Ideas Portfolio?
(16)  Morgan Stanley Dean Witter Convertible Securities Trust
(17)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)  Morgan Stanley Dean Witter Diversified Income Trust
(19)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)  Morgan Stanley Dean Witter Equity Fund
(21)  Morgan Stanley Dean Witter European Growth Fund Inc.
(22)  Morgan Stanley Dean Witter Federal Securities Trust
(23)  Morgan Stanley Dean Witter Financial Services Trust
(24)  Morgan Stanley Dean Witter Fund of Funds
(25)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)  Morgan Stanley Dean Witter Global Utilities Fund
(27)  Morgan Stanley Dean Witter Growth Fund
(28)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)  Morgan Stanley Dean Witter Health Sciences Trust
(30)  Morgan Stanley Dean Witter High Yield Securities Inc.
(31)  Morgan Stanley Dean Witter Income Builder Fund

(32)  Morgan Stanley Dean Witter Information Fund
(33)  Morgan Stanley Dean Witter Intermediate Income Securities
(34)  Morgan Stanley Dean Witter International Fund
(35)  Morgan Stanley Dean Witter International SmallCap Fund
(36)  Morgan Stanley Dean Witter Japan Fund
(37)  Morgan Stanley Dean Witter Latin American Growth Fund
(38)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)  Morgan Stanley Dean Witter Market Leader Trust
(41)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(42)  Morgan Stanley Dean Witter Mid-Cap Equity Trust
(43)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(44)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(45)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)  Morgan Stanley Dean Witter Next Generation Trust
(48)  Morgan Stanley Dean Witter North American Government Income Trust
(49)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)  Morgan Stanley Dean Witter Real Estate Fund
(51)  Morgan Stanley Dean Witter S&P 500 Index Fund
(52)  Morgan Stanley Dean Witter S&P 500 Select Fund
(53)  Morgan Stanley Dean Witter Select Dimensions Investment Series
(54)  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(55)  Morgan Stanley Dean Witter Short-Term Bond Fund
(56)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(57)  Morgan Stanley Dean Witter Small Cap Growth Fund
(58)  Morgan Stanley Dean Witter Special Value Fund
(59)  Morgan Stanley Dean Witter Strategist Fund
(60)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(61)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(62)  Morgan Stanley Dean Witter Total Market Index Fund
(63)  Morgan Stanley Dean Witter Total Return Trust
(64)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(65)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(66)  Morgan Stanley Dean Witter Utilities Fund
(67)  Morgan Stanley Dean Witter Value-Added Market Series
(68)  Morgan Stanley Dean Witter Value Fund
(69)  Morgan Stanley Dean Witter Variable Investment Series
(70)  Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN          OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.         AND NATURE OF CONNECTION
----------------------       ------------------------------------------------
Mitchell M. Merin            President and Chief Operating Officer of Asset
President, Chief             Management of Morgan Stanley Dean Witter & Co.
Executive Officer and        ("MSDW); Chairman, Chief Executive Officer and
Director                     Director of Morgan Stanley Dean Witter Distributors
                             Inc. ("MSDW Distributors") and Morgan Stanley Dean
                             Witter Trust FSB ("MSDW Trust"); President, Chief
                             Executive Officer and Director of Morgan Stanley
                             Dean Witter Services Company Inc. ("MSDW
                             Services"); President of the Morgan Stanley Dean
                             Witter Funds; Executive Vice President and Director of Dean Witter Reynolds Inc. ("DWR"); Director of various MSDW subsidiaries; Trustee of various Van
                             Kampen investment companies.

Barry Fink                   Assistant Secretary of DWR; Executive Vice
Executive Vice President,    President, Secretary, General Counsel and Director
Secretary, General           of MSDW Services; Executive Vice President,
and Counsel and Director     Assistant Secretary Assistant General Counsel of
                             MSDW Distributors; Vice President, Secretary and
                             General Counsel of the Morgan Stanley Dean Witter
                             Funds.

Joseph J. McAlinden          Vice President of the Morgan Stanley Dean Witter
Executive Vice President     Funds; Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison            President MSDW Trust; Executive Vice President,
Executive Vice President,    Chief Administrative Officer and Director of MSDW
Chief Administrative         Services; Vice President of the Morgan Stanley Dean
Officer and Director         Witter Funds.

Edward C. Oelsner, III
Executive Vice President

Joseph R. Arcieri            Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.

Peter M. Avelar              Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.
and Director of the High
Yield Group

Mark Bavoso                  Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.

Douglas Brown
Senior Vice President

NAME AND POSITION WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN          OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.         AND NATURE OF CONNECTION
----------------------       ------------------------------------------------
Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Sheila A. Finnerty           Vice President of Morgan Stanley Dean Witter Prime
Senior Vice President        Income Trust.

Edward F. Gaylor             Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.

Robert S. Giambrone          Senior Vice President of MSDW Services, MSDW
Senior Vice President        Distributors and MSDW Trust and Director of MSDW
                             Trust; Vice President of the Morgan Stanley Dean
                             Witter Funds.

Rajesh K. Gupta              Vice President of various Morgan Stanley Dean
Senior Vice President,       Witter Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative
Officer - Investments

Kenton J. Hinchliffe         Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.

Kevin Hurley                 Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.

Jenny Beth Jones             Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.

Michelle Kaufman             Vice President of various Morgan Stanley Dean
Senior Vice President        Funds.

John B. Kemp, III            President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny            Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.
and Director of Sector
Rotation

NAME AND POSITION WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN          OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.         AND NATURE OF CONNECTION
----------------------       ------------------------------------------------
Jonathan R. Page             Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.
and Director of the
Money Market Group

Ira N. Ross                  Vice President of various Morgan Stanley Dean
Senior Vice President        Funds.

Guy G. Rutherfurd, Jr.       Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.
and Director of the
Growth Group

Rochelle G. Siegel           Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.

James Solloway
Senior Vice President

Katherine H. Stromberg       Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.

Paul D. Vance                Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.
and Director of the
Growth and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of
Shareholder Communication

James F. Willison            Vice President of various Morgan Stanley Dean
Senior Vice President        Witter Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Raymond A. Basile
First Vice President

Thomas F. Caloia             First Vice President and Assistant Treasurer of
First Vice President         MSDW Services; Assistant Treasurer of MSDW
and Assistant                Distributors; Treasurer and Chief Financial
Treasurer                    and Accounting Officer of the Morgan Stanley Dean
                             Witter Funds.

NAME AND POSITION WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN          OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.         AND NATURE OF CONNECTION
----------------------       ------------------------------------------------

Thomas Chronert
First Vice President

Marilyn K. Cranney           Assistant Secretary of DWR; First Vice President
and First Vice President     Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary      Secretary of MSDW Distributors and the Morgan
                             Stanley Dean Witter Funds.

Salvatore DeSteno            First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante           First Vice President and Controller of MSDW
First Vice President         Services; Assistant Treasurer of MSDW Distributors;
and Controller               First Vice President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Douglas J. Ketterer
First Vice President

Todd Lebo                    First Vice President and Assistant Secretary of
First Vice President         MSDW and Services; Assistant Secretary of MSDW
and Assistant Secretary      Distributors the Morgan Stanley Dean Witter Funds.

Lou Anne D. McInnis          First Vice President and Assistant Secretary of
First Vice President and     MSDW Services; Assistant Secretary of MSDW
Assistant Secretary          Distributors and the Morgan Stanley Dean Witter
                             Funds.

Carsten Otto                 First Vice President and Assistant Secretary of
First Vice President         MSDW Services; Assistant Secretary of MSDW
                             Distributors and and Assistant Secretary the Morgan
                             Stanley Dean Witter Funds.

Carl F. Sadler
First Vice President

Ruth Rossi                   First Vice President and Assistant Secretary of
First Vice President         MSDW and Services; Assistant Secretary of MSDW
and Assistant Secretary      Distributors  the Morgan Stanley Dean Witter Funds.

NAME AND POSITION WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN          OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.         AND NATURE OF CONNECTION
----------------------       ------------------------------------------------

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz                Vice President of Morgan Stanley Dean Witter Global
Vice President               Utilities Fund.

Armon Bar-Tur                Vice President of various Morgan Stanley Dean
Vice President               Witter Funds.

Maurice Bendrihem
Vice President and
Assistant Controller

Thomas A. Bergeron
Vice President

Philip Bernstein
Vice President

Dale Boettcher
Vice President

Michelina Calandrella
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

NAME AND POSITION WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN          OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.         AND NATURE OF CONNECTION
----------------------       ------------------------------------------------

Philip Casparius
Vice President

Annette Celenza
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

Michael J. Davey
Vice President

David Dineen                 Vice President of various Morgan Stanley Dean
Vice President               Witter Funds.

Glen H. Frey                 Vice President of Morgan Stanley Dean Witter
Vice President               Information Fund.

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity-Burke
Vice President

Peter Gewirtz
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Trey Hancock
Vice President

NAME AND POSITION WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN          OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.         AND NATURE OF CONNECTION
----------------------       ------------------------------------------------

Laury A. Haskamp
Vice President

Matthew T. Haynes            Vice President of various Morgan Stanley Dean
Vice President               Witter Funds.

Peter Hermann                Vice President of various Morgan Stanley Dean
Vice President               Witter Funds.

David T. Hoffman
Vice President

Thomas G. Hudson II
Vice President

Kevin Jung                   Vice President of various Morgan Stanley Dean
Vice President               Witter Funds.

Carol Espejo-Kane
Vice President

Nancy Karole-Kennedy
Vice President

Paula LaCosta                Vice President of various Morgan Stanley Dean
Vice President               Witter Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Gerard J. Lian               Vice President of various Morgan Stanley Dean
Vice President               Witter Funds.

Cameron J. Livingstone
Vice President

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ------------------------------------------------

Catherine Maniscalco        Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Peter R. McDowell
Vice President

Albert McGarity
Vice President

Teresa McRoberts            Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Mark Mitchell
Vice President

Julie Morrone               Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Mary Beth Mueller
Vice President

David Myers                 Vice President of Morgan Stanley Dean Witter Natural
Vice President              Resource Development Securities Inc.

James Nash
Vice President

Richard Norris
Vice President

Hilary A. O'Neill
Vice President

Anne Pickrell
Vice President

Mori Paulson
Vice President

Frances Roman
Vice President

Dawn Rorke
Vice President

John Roscoe                 Vice President of Morgan Stanley Dean Witter
Vice President              Real Estate Fund.

Hugh Rose
Vice President

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ------------------------------------------------

Robert Rossetti             Vice President of Morgan Stanley Dean Witter
Vice President              Competitive Edge Fund.

Sally Sancimino
Vice President

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss           Vice President of Morgan Stanley Dean Witter Federal
Vice President              Securities Trust.

Alison M. Sharkey
Vice President

Peter J. Seeley             Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Ronald B. Silvestri         Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

William Stevens
Vice President

Michael Strayhorn
Vice President

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Robert Vanden Assem
Vice President

David Walsh
Vice President

Alice Weiss                 Vice President of various Morgan Stanley Dean Witter
Vice President              Funds.

NAME AND POSITION WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN         OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.        AND NATURE OF CONNECTION
----------------------      ------------------------------------------------

John Wong
Vice President


     The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27. Principal Underwriters

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

 (1)   Active Assets California Tax-Free Trust
 (2)   Active Assets Government Securities Trust
 (3)   Active Assets Institutional Money Trust
 (4)   Active Assets Money Trust
 (5)   Active Assets Premier Money Trust
 (6)   Active Assets Tax-Free Trust
 (7)   Morgan Stanley Dean Witter 21st Century Trend Fund
 (8)   Morgan Stanley Dean Witter Aggressive Equity Fund
 (9)   Morgan Stanley Dean Witter American Opportunities Fund
(10)   Morgan Stanley Dean Witter Balanced Growth Fund
(11)   Morgan Stanley Dean Witter Balanced Income Fund
(12)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)   Morgan Stanley Dean Witter Capital Growth Securities
(15)   Morgan Stanley Dean Witter Competitive Edge Fund, ?Best Ideas Portfolio?
(16)   Morgan Stanley Dean Witter Convertible Securities Trust
(17)   Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)   Morgan Stanley Dean Witter Diversified Income Trust
(19)   Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)   Morgan Stanley Dean Witter Equity Fund
(21)   Morgan Stanley Dean Witter European Growth Fund Inc.
(22)   Morgan Stanley Dean Witter Federal Securities Trust
(23)   Morgan Stanley Dean Witter Financial Services Trust
(24)   Morgan Stanley Dean Witter Fund of Funds
(25)   Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)   Morgan Stanley Dean Witter Global Utilities Fund
(27)   Morgan Stanley Dean Witter Growth Fund
(28)   Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)   Morgan Stanley Dean Witter Health Sciences Trust
(30)   Morgan Stanley Dean Witter High Yield Securities Inc.
(31)   Morgan Stanley Dean Witter Income Builder Fund
(32)   Morgan Stanley Dean Witter Information Fund

(33)   Morgan Stanley Dean Witter Intermediate Income Securities
(34)   Morgan Stanley Dean Witter International Fund
(35)   Morgan Stanley Dean Witter International SmallCap Fund
(36)   Morgan Stanley Dean Witter Japan Fund
(37)   Morgan Stanley Dean Witter Latin American Growth Fund
(38)   Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)   Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)   Morgan Stanley Dean Witter Market Leader Trust
(41)   Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(42)   Morgan Stanley Dean Witter Mid-Cap Equity Trust
(43)   Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(44)   Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(45)   Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)   Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)   Morgan Stanley Dean Witter Next Generation Trust
(48)   Morgan Stanley Dean Witter North American Government Income Trust
(49)   Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)   Morgan Stanley Dean Witter Prime Income Trust
(51)   Morgan Stanley Dean Witter Real Estate Fund
(52)   Morgan Stanley Dean Witter S&P 500 Index Fund
(53)   Morgan Stanley Dean Witter S&P 500 Select Fund
(54)   Morgan Stanley Dean Witter Short-Term Bond Fund
(55)   Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(56)   Morgan Stanley Dean Witter Small Cap Growth Fund
(57)   Morgan Stanley Dean Witter Special Value Fund
(58)   Morgan Stanley Dean Witter Strategist Fund
(59)   Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(60)   Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(61)   Morgan Stanley Dean Witter Total Market Index Fund
(62)   Morgan Stanley Dean Witter Total Return Trust
(63)   Morgan Stanley Dean Witter U.S. Government Money Market Trust
(64)   Morgan Stanley Dean Witter U.S. Government Securities Trust
(65)   Morgan Stanley Dean Witter Utilities Fund
(66)   Morgan Stanley Dean Witter Value-Added Market Series
(67)   Morgan Stanley Dean Witter Value Fund
(68)   Morgan Stanley Dean Witter Variable Investment Series
(69)   Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

Name                     Positions and Office with MSDW Distributors
----                     -------------------------------------------

Michael T. Gregg         Vice President and Assistant Secretary.

James F. Higgins         Director

Philip J. Purcell        Director

Name                     Positions and Office with MSDW Distributors
----                     -------------------------------------------

John Schaeffer           Director

Charles Vadala           Senior Vice President and Financial Principal.

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29. Management Services

     Registrant is not a party to any such management-related service contract.

Item 30. Undertakings

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of February, 2000.

                                          MORGAN STANLEY DEAN WITTER
                                          TAX-FREE DAILY INCOME TRUST

                                          By: /s/ Barry Fink
                                              --------------------------------
                                                  Barry Fink
                                                  Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                                  Title                 Date

(1) Principal Executive Officer    Chairman, Chief Executive
                                   Officer and Trustee

By: /s/ Charles A. Fiumefreddo                                          02/28/00
   ---------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer

By: /s/ Thomas F. Caloia                                                02/28/00
   ---------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By: /s/ Barry Fink                                                      02/28/00
   ---------------------------
        Barry Fink
        Attorney-in-Fact

   Michael Bozic       Manuel H. Johnson
   Edwin J. Garn       Michael E. Nugent
   Wayne E. Hedien     John L. Schroeder

By: /s/David M. Butowsky                                                02/28/00
   ---------------------------
       David M. Butowsky
       Attorney-in-Fact

             MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST

                                 EXHIBIT INDEX

   9.    Opinion of Sheldon Curtis, Esq., Dated April 29, 1987.

  10.    Consent of Independent Accountants.